Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill		$ 5,218	$ 5,280	$ 5,360
Dispositions of business	[1]		(36)
Foreign currency translation		(62)	(44)
Ownership [member]
Goodwill [Line Items]
Goodwill, gross carrying value		856	865	1,027
Accumulated impairment losses		(672)	(672)	(796)
Goodwill	[2]	184	193	231
Dispositions of business	[1],[2]		(36)
Gross goodwill, disposed of related to sale of business unit			(160)
Accumulated impairment losses, disposed of related to sale of business unit			124
Foreign currency translation	[2]	(9)	(2)
Management and franchise [member]
Goodwill [Line Items]
Goodwill	[3]	5,034	5,087	$ 5,129
Foreign currency translation	[3]	$ (53)	$ (42)

[1]	Relates to the sale of the Hilton Sydney, see Note 4: "Disposals" for additional information.
[2]	Total goodwill balances for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented: Gross Carrying Value Accumulated Impairment Losses Net Carrying Value (in millions)Balance as of December 31, 2014$1,027 $(796) $231Disposition of a business(160) 124 (36)Foreign currency translation(2) — (2)Balance as of December 31, 2015865 (672) 193Foreign currency translation(9) — (9)Balance as of December 31, 2016$856 $(672) $184
[3]	There were no accumulated impairment losses for the management and franchise reporting unit as of December 31, 2016, 2015 and 2014.